JTD
Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 140.5% (98.0% of Total Investments)
	COMMON STOCKS – 106.1% (74.0% of Total Investments)
	Aerospace & Defense – 2.7%
107,807	BAE Systems PLC, (2)	$3,050,938
9,388	Lockheed Martin Corp, (3)	3,468,866
	Total Aerospace & Defense	6,519,804
	Banks – 4.9%
36,760	BOC Hong Kong Holdings Ltd, (2), (3)	2,567,473
33,413	JPMorgan Chase & Co	5,086,461
63,603	Toronto-Dominion Bank	4,147,551
	Total Banks	11,801,485
	Beverages – 1.3%
22,986	PepsiCo Inc, (3)	3,251,370
	Biotechnology – 2.4%
32,333	AbbVie Inc, (4)	3,499,077
138,648	Grifols SA, (3)	2,397,224
	Total Biotechnology	5,896,301
	Building Products – 1.3%
18,624	Trane Technologies PLC, (3)	3,083,389
	Capital Markets – 4.1%
34,148	Charles Schwab Corp, (3)	2,225,767
9,964	CME Group Inc, (4)	2,034,948
49,659	Macquarie Group Ltd, (2)	5,780,451
	Total Capital Markets	10,041,166
	Chemicals – 6.1%
29,662	International Flavors & Fragrances Inc, (3)	4,141,112
144,464	Koninklijke DSM NV, (2), (3)	6,151,927
16,062	Linde PLC, (3)	4,499,609
	Total Chemicals	14,792,648
	Communications Equipment – 3.5%
89,214	Cisco Systems Inc	4,613,256
19,975	Motorola Solutions Inc, (4)	3,756,299
	Total Communications Equipment	8,369,555
	Consumer Finance – 1.4%
23,439	American Express Co	3,315,212

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Containers & Packaging – 2.7%
393,431	Amcor PLC, (3)	$4,595,274
14,463	Packaging Corp of America, (3)	1,944,984
	Total Containers & Packaging	6,540,258
	Diversified Financial Services – 1.7%
49,239	ORIX Corp	4,174,975
	Diversified Telecommunication Services – 2.8%
95,951	AT&T Inc	2,904,437
268,016	HKT Trust & HKT Ltd, (2)	3,819,710
	Total Diversified Telecommunication Services	6,724,147
	Electric Utilities – 3.1%
46,204	NextEra Energy Inc, (3), (4)	3,493,485
203,027	SSE PLC, (2)	4,085,918
	Total Electric Utilities	7,579,403
	Electronic Equipment, Instruments & Components – 0.7%
65,649	Alps Alpine Co Ltd, (2)	1,734,795
	Food Products – 3.7%
272,072	Danone SA, (2), (3)	3,740,990
35,640	Mondelez International Inc, Class A	2,086,009
28,733	Nestle SA, (2)	3,204,017
	Total Food Products	9,031,016
	Gas Utilities – 1.6%
341,866	Snam SpA, (2)	3,799,362
	Health Care Equipment & Supplies – 2.1%
34,053	Baxter International Inc	2,872,030
18,497	Medtronic PLC	2,185,051
	Total Health Care Equipment & Supplies	5,057,081
	Health Care Providers & Services – 2.8%
7,008	Anthem Inc	2,515,521
11,584	UnitedHealth Group Inc, (4)	4,310,059
	Total Health Care Providers & Services	6,825,580
	Hotels, Restaurants & Leisure – 2.8%
15,125	McDonald's Corp, (3)	3,390,118
51,301	Restaurant Brands International Inc, (4)	3,334,565
	Total Hotels, Restaurants & Leisure	6,724,683
	Household Products – 2.6%
34,828	Colgate-Palmolive Co, (4)	2,745,491
191,864	Reckitt Benckiser Group PLC, (2), (3)	3,490,006
	Total Household Products	6,235,497

Shares	Description (1)	Value
	Industrial Conglomerates – 1.5%
17,159	Honeywell International Inc	$3,724,704
	Insurance – 3.4%
69,039	AIA Group Ltd, (2)	3,389,125
14,526	Chubb Ltd	2,294,672
21,655	Marsh & McLennan Cos Inc	2,637,579
	Total Insurance	8,321,376
	IT Services – 4.1%
19,680	Accenture PLC, Class A, (4)	5,436,600
32,057	Fidelity National Information Services Inc, (3)	4,507,535
	Total IT Services	9,944,135
	Media – 2.0%
89,423	Comcast Corp, Class A, (4)	4,838,679
	Multi-Utilities – 1.0%
26,753	WEC Energy Group Inc, (3), (4)	2,503,813
	Oil, Gas & Consumable Fuels – 5.2%
24,355	Chevron Corp, (3)	2,552,160
102,301	Enbridge Inc, (3)	3,723,756
35,340	Phillips 66, (3)	2,881,624
71,485	TOTAL SE	3,326,912
	Total Oil, Gas & Consumable Fuels	12,484,452
	Personal Products – 1.2%
52,548	Unilever PLC, (3)	2,933,755
	Pharmaceuticals – 8.0%
248,800	Astellas Pharma Inc, (2)	3,841,472
23,757	Johnson & Johnson, (3)	3,904,463
31,060	Merck & Co Inc, (3)	2,394,415
68,795	Novo Nordisk A/S	4,638,159
95,845	Sanofi, (3)	4,740,494
	Total Pharmaceuticals	19,519,003
	Professional Services – 1.2%
82,025	Experian PLC, (2), (3)	2,827,402
	Real Estate Management & Development – 1.7%
747,797	CapitaLand Ltd, (2)	4,185,345
	Road & Rail – 1.7%
18,140	Union Pacific Corp, (3), (4)	3,998,237

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 1.8%
22,981	Texas Instruments Inc, (3)	$4,343,179
	Software – 4.5%
28,476	Microsoft Corp, (4)	6,713,786
34,421	SAP SE, (3)	4,226,555
	Total Software	10,940,341
	Specialty Retail – 3.0%
24,490	Lowe's Cos Inc, (3)	4,657,508
40,191	TJX Cos Inc	2,658,635
	Total Specialty Retail	7,316,143
	Technology Hardware, Storage & Peripherals – 2.6%
51,208	Apple Inc	6,255,057
	Textiles, Apparel & Luxury Goods – 1.7%
31,334	LVMH Moet Hennessy Louis Vuitton SE, (2)	4,193,743
	Tobacco – 1.4%
37,983	Philip Morris International Inc	3,370,611
	Trading Companies & Distributors – 2.4%
88,974	ITOCHU Corp, (2)	5,776,468
	Wireless Telecommunication Services – 3.4%
307,984	KDDI Corp, (2)	4,770,672
190,080	Vodafone Group PLC, (3)	3,503,175
	Total Wireless Telecommunication Services	8,273,847
	Total Common Stocks (cost $177,542,354)	257,248,017

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 16.6% (11.5% of Total Investments)
	Auto Components – 0.4%
$450	Adient US LLC, 144A	9.000%	4/15/25	BB-	$499,500
325	Adient US LLC, 144A	7.000%	5/15/26	BB-	346,125
775	Total Auto Components				845,625
	Automobiles – 0.7%
500	General Motors Financial Co Inc	5.700%	N/A (6)	BB+	540,000
1,045	General Motors Financial Co Inc	6.500%	N/A (6)	BB+	1,136,437
1,545	Total Automobiles				1,676,437
	Banks – 8.0%
2,110	Bank of America Corp	6.500%	N/A (6)	BBB	2,363,200
170	Bank of America Corp	6.300%	N/A (6)	BBB	195,500
1,700	CIT Group Inc.	5.800%	N/A (6)	Ba3	1,757,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Banks (continued)
$1,975	Citigroup Inc	6.250%	N/A (6)	BBB-	$2,256,437
925	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread)	4.197%	N/A (6)	BB+	920,634
275	CoBank ACB, 144A	6.250%	N/A (6)	BBB+	297,000
2,775	JPMorgan Chase & Co	6.750%	N/A (6)	BBB+	3,038,625
125	JPMorgan Chase & Co	6.100%	N/A (6)	BBB+	134,563
625	Lloyds Bank PLC, 144A	12.000%	N/A (6)	Baa3	693,750
975	M&T Bank Corp	6.450%	N/A (6)	Baa2	1,062,750
2,000	PNC Financial Services Group Inc	6.750%	N/A (6)	Baa2	2,028,600
380	Regions Financial Corp	5.750%	N/A (6)	BB+	418,475
1,200	Truist Financial Corp	4.950%	N/A (6)	Baa2	1,300,500
1,500	Wells Fargo & Co	5.875%	N/A (6)	Baa2	1,651,500
1,150	Zions Bancorp NA	7.200%	N/A (6)	BB+	1,224,957
17,885	Total Banks				19,343,866
	Capital Markets – 1.1%
550	Charles Schwab Corp	7.000%	N/A (6)	BBB	573,276
850	Charles Schwab Corp	5.375%	N/A (6)	BBB	938,969
550	Goldman Sachs Group Inc	5.300%	N/A (6)	BBB-	606,375
665	Morgan Stanley, (3-Month LIBOR reference rate + 3.810% spread)	4.051%	N/A (6)	Baa3	665,000
2,615	Total Capital Markets				2,783,620
	Consumer Finance – 0.7%
845	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread)	3.991%	N/A (6)	Baa3	840,775
850	Discover Financial Services	5.500%	N/A (6)	Ba2	882,130
1,695	Total Consumer Finance				1,722,905
	Diversified Financial Services – 0.4%
990	Voya Financial Inc	6.125%	N/A (6)	BBB-	1,061,924
	Electric Utilities – 1.2%
1,610	Emera Inc	6.750%	6/15/76	BB+	1,829,781
850	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	968,365
2,460	Total Electric Utilities				2,798,146
	Food Products – 0.8%
1,950	Land O' Lakes Inc, 144A	8.000%	N/A (6)	BB	2,057,250
	Insurance – 2.4%
325	Enstar Finance LLC	5.750%	9/01/40	BB+	341,250
895	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	1,164,797
300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	416,925
325	MetLife Inc, 144A	9.250%	4/08/38	BBB	476,490

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Insurance (continued)
$1,000	MetLife Inc	10.750%	8/01/39	BBB	$1,673,385
1,000	Nationwide Financial Services Inc	6.750%	5/15/37	Baa2	1,180,000
500	Progressive Corp	5.375%	N/A (6)	BBB+	520,150
4,345	Total Insurance				5,772,997
	Multi-Utilities – 0.3%
600	Sempra Energy	4.875%	N/A (6)	BBB-	642,000
	Oil, Gas & Consumable Fuels – 0.4%
800	Transcanada Trust	5.875%	8/15/76	BBB	872,000
	U.S. Agency – 0.2%
525	Farm Credit Bank of Texas, 144A	6.200%	N/A (6)	BBB+	568,313
$36,185	Total $1,000 Par (or similar) Institutional Preferred (cost $37,299,797)				40,145,083

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 11.5% (8.0% of Total Investments)
	Banks – 3.7%
30,400	Citigroup Inc	7.125%	BBB-	$855,152
8,700	CoBank ACB, 144A, (2)	6.250%	BBB+	909,150
2,209	CoBank ACB, (2)	6.125%	BBB+	227,527
4,750	Farm Credit Bank of Texas, 144A, (2)	6.750%	Baa1	515,375
29,100	Fifth Third Bancorp	6.625%	Baa3	819,165
31,541	FNB Corp/PA	7.250%	Ba1	907,750
32,000	Huntington Bancshares Inc/OH	6.250%	Baa3	810,560
32,975	KeyCorp	6.125%	Baa3	981,995
14,188	People's United Financial Inc	5.625%	BB+	393,149
15,687	Regions Financial Corp	6.375%	BB+	443,001
56,493	US Bancorp	6.500%	A3	1,469,383
30,108	Western Alliance Bancorp	6.250%	N/R	766,249
	Total Banks			9,098,456
	Capital Markets – 2.0%
5,712	B Riley Financial Inc	7.250%	N/R	145,313
48,779	Charles Schwab Corp	6.000%	BBB	1,235,084
15,175	Cowen Inc	7.350%	N/R	381,803
58,535	Morgan Stanley	7.125%	Baa3	1,689,320
31,470	Stifel Financial Corp	6.250%	BB-	804,059
20,626	Stifel Financial Corp	6.250%	BB-	562,884
	Total Capital Markets			4,818,463
	Consumer Finance – 0.9%
21,300	Capital One Financial Corp	5.000%	Baa3	548,475
49,015	GMAC Capital Trust I	5.983%	BB-	1,248,902

Shares	Description (1)	Coupon	Ratings (5)	Value
	Consumer Finance (continued)
17,000	Synchrony Financial	5.625%	BB-	$453,560
	Total Consumer Finance			2,250,937
	Diversified Telecommunication Services – 0.4%
32,700	Qwest Corp	6.750%	BBB-	854,124
	Food Products – 1.0%
550	CHS Inc	7.875%	N/R	15,801
39,675	CHS Inc	7.100%	N/R	1,095,427
48,065	CHS Inc	6.750%	N/R	1,327,555
	Total Food Products			2,438,783
	Insurance – 2.2%
32,616	Argo Group US Inc	6.500%	BBB-	834,644
31,236	Athene Holding Ltd	6.350%	BBB-	896,473
15,300	Athene Holding Ltd	6.375%	BBB-	429,930
32,400	Enstar Group Ltd	7.000%	BB+	931,824
33,450	Globe Life Inc	6.125%	BBB+	852,975
27,150	Hartford Financial Services Group Inc	7.875%	Baa2	728,706
30,574	PartnerRe Ltd	7.250%	BBB	772,605
	Total Insurance			5,447,157
	Multi-Utilities – 0.4%
32,500	Algonquin Power & Utilities Corp	6.200%	BB+	891,475
	Thrifts & Mortgage Finance – 0.4%
33,214	New York Community Bancorp Inc	6.375%	Ba2	943,278
	Wireless Telecommunication Services – 0.5%
44,625	United States Cellular Corp	7.250%	Ba1	1,137,045
	Total $25 Par (or similar) Retail Preferred (cost $26,341,726)			27,879,718

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 4.1% (2.9% of Total Investments)
	Automobiles – 0.4%
$350	Ford Motor Co	8.500%	4/21/23	BB+	$390,250
385	Ford Motor Co	9.000%	4/22/25	BB+	466,279
735	Total Automobiles				856,529
	Containers & Packaging – 0.2%
425	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	522,975
	Entertainment – 0.5%
1,157	Liberty Interactive LLC	8.500%	7/15/29	BB	1,318,980

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Food & Staples Retailing – 0.4%
$975	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	$1,077,000
	Interactive Media & Services – 0.2%
475	TripAdvisor Inc, 144A	7.000%	7/15/25	BB-	513,713
	Machinery – 0.2%
400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	415,000
	Media – 0.7%
800	Altice Financing SA, 144A	7.500%	5/15/26	B	836,000
575	ViacomCBS Inc	6.875%	4/30/36	BBB	792,458
1,375	Total Media				1,628,458
	Metals & Mining – 0.1%
225	ArcelorMittal SA	7.250%	10/15/39	BBB-	308,025
	Multiline Retail – 0.3%
700	Nordstrom Inc, 144A	8.750%	5/15/25	Baa2	792,235
	Oil, Gas & Consumable Fuels – 0.3%
715	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	748,962
	Semiconductors & Semiconductor Equipment – 0.4%
810	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	876,825
	Specialty Retail – 0.4%
825	L Brands Inc	6.875%	11/01/35	BB-	983,227
$8,817	Total Corporate Bonds (cost $9,338,414)				10,041,929

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.2% (1.6% of Total Investments)
	Banks – 0.8%
575	Bank of America Corp	7.250%	BBB	$803,850
825	Wells Fargo & Co	7.500%	Baa2	1,169,363
	Total Banks			1,973,213
	Electric Utilities – 0.4%
8,300	NextEra Energy Inc	6.219%	BBB	411,680
13,100	Southern Co	6.750%	BBB	667,183
	Total Electric Utilities			1,078,863
	Multi-Utilities – 0.4%
8,000	Sempra Energy	6.750%	N/R	837,280

Shares	Description (1)	Coupon	Ratings (5)	Value
	Semiconductors & Semiconductor Equipment – 0.6%
1,050	Broadcom Inc	8.000%	N/R	$1,548,215
	Total Convertible Preferred Securities (cost $4,828,460)			5,437,571
	Total Long-Term Investments (cost $255,350,751)			340,752,318

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.8% (2.0% of Total Investments)
	REPURCHASE AGREEMENTS – 2.8% (2.0% of Total Investments)
$6,820	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $6,819,594, collateralized by $6,7407,600, U.S. Treasury Notes, 2.750%, due 2/28/25, value $6,956,075	0.000%	4/01/21	$6,819,594
	Total Short-Term Investments (cost $6,819,594)			6,819,594
	Total Investments (cost $262,170,345) – 143.3%			347,571,912
	Borrowings – (40.2)% (7), (8)			(97,400,000)
	Other Assets Less Liabilities – (3.1)% (9)			(7,587,104)
	Net Assets Applicable to Common Shares – 100%			$242,584,808
Investments in Derivatives
Options Written
Description (10)	Type	Number of Contracts	Notional Amount (11)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(20)	$(7,830,000)	$3,915	4/16/21	$(171,600)
S&P 500® Index	Call	(50)	(19,750,000)	3,950	4/16/21	(299,250)
S&P 500® Index	Call	(150)	(60,000,000)	4,000	4/16/21	(463,500)
S&P 500® Index	Call	(25)	(10,062,500)	4,025	4/16/21	(51,875)
Total Options Written (premiums received $1,130,813)		(245)	$(97,642,500)			$(986,225)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co	$52,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(3,354,433)	$(3,354,433)

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$186,838,203	$70,409,814	$ —	$257,248,017
$1,000 Par (or similar) Institutional Preferred	—	40,145,083	—	40,145,083
$25 Par (or similar) Retail Preferred	26,227,666	1,652,052	—	27,879,718
Corporate Bonds	—	10,041,929	—	10,041,929
Convertible Preferred Securities	5,437,571	—	—	5,437,571
Short-Term Investments:
Repurchase Agreements	—	6,819,594	—	6,819,594
Investments in Derivatives:
Interest Rate Swaps*	—	(3,354,433)	—	(3,354,433)
Options Written	(986,225)	—	—	(986,225)
Total	$217,517,215	$125,714,039	$ —	$343,231,254

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $90,130,294.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Borrowings as a percentage of Total Investments is 28.0%.
(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $225,969,026 have been pledged as collateral for borrowings.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(10)	Exchange-traded, unless otherwise noted.
(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
S&P	Standard & Poor's